UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2005

Item 1. Reports to Stockholders

Semiannual Report July 31, 2005

EATON VANCE
MUNICIPALS
TRUST II

Florida Insured

Hawaii

Kansas

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2005

TABLE OF CONTENTS

President’s Letter to Shareholders	2

Market Recap	3

Fund Investment Updates
Florida Insured	4
Hawaii	6
Kansas	8

Fund Expenses	10

Financial Statements	12

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	36

Investment Management	38

Eaton Vance Municipals Funds as of July 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

President

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nation’s central bank, known popularly as “The Fed.” The Fed’s policies are important to the nation’s economy and markets.

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument. To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations:

The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing

pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

Thomas J. Fetter

President

September 7, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Municipals Funds as of July 31, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended July 31, 2005, although surging energy prices and high interest rates were a continuing concern for investors.

Signs of a somewhat weaker economy in the first half of 2005...

The nation’s Gross Domestic Product grew by 3.4% in the second quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the first quarter. Manufacturing reported a mixed picture, with overall factory activity accelerating somewhat, while areas such as durable goods, metals and textiles remained weak. Consumer spending and a strong housing market remained the twin pillars of growth, although signs of strain were evident in those areas. Consumers were increasingly hardpressed by soaring oil prices, which translated to higher costs for heating oil and gasoline, as well as lower savings rates.

Meanwhile, the housing sector remained very strong, although analysts expressed concern over real estate speculation. Further concerns centered on heavily mortgaged homeowners whose adjustable-rate loans may be vulnerable to rising interest rates. Capital spending was another mixed picture, as some businesses weighed their ability to invest in new equipment, facilities and software against a climate of sharply rising energy costs. The trade gap widened further, aggravated by weak export growth. The slow export market has been especially vexing in light of the prolonged weakness of the dollar.

Job growth was erratic in the first half of 2005...

Job creation increased in 2005, although the rate of job growth varied dramatically from month to month. Many employers indicated some uneasiness with the uncertainty of the economy and the continuing unpredictability of energy costs. In the service sector, health care and business services remained primary sources of new employment.

Municipal bond yields were 97% of Treasury yields

30-Year-AAA-rated General Obligation (GO) Bonds*	4.35%

Taxable equivalent yield in 35.0% tax bracket	6.69%

30-Year Treasury bond	4.47%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*       GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.  Statistics are as of July 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

Construction remained strong, although rising inventories of new homes in some markets suggested a clouded outlook for the sector.

The Federal Reserve continued to raise short-term interest rates in 2005...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates to keep the economy from growing too quickly and to keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on ten occasions (including its most recent rate hike in early August), raising that benchmark from 1.00% to 3.50%.

Against this backdrop, the municipal bond market generated solid gains for the period. For the six months ended July 31, 2005, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 1.48%.*

*       It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 1.25% for the six months ended July 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $11.27 per share on July 31, 2005 from $11.38 on January 31, 2005, and the reinvestment of $0.250 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 0.95% for the six months ended July 31, 2005.(1) This return was the result of a decrease in NAV to $11.15 per share on July 31, 2005 from $11.25 on January 31, 2005, and the reinvestment of $0.206 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 1.48% for the six months ended July 31, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on July 31, 2005 of $11.27 per share for Class A and $11.15 for Class B, the Fund’s distribution rates were 4.36% and 3.60%, respectively.(4) The distribution rates are equivalent to taxable rates of 6.71% and 5.54%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at July 31, 2005 were 3.55% and 2.97%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 5.46% and 4.57%, respectively.(5)

See page 5 for more performance information.

Craig Brandon

Portfolio Manager

Management Discussion

•                  While moderating early in 2005, Florida’s economy was among the nation’s fastest growing, as tourism, construction and strong migration trends spurred economic activity. Growth was not uniform across the state, however, as some coastal areas coped with after-effects of last year’s severe hurricane season. The state’s July 2005 jobless rate was 3.8%, down from 4.7% a year ago.

•                  Insured* water and sewer bonds were the Fund’s largest sector weighting at July 31, 2005. Amid rising construction activity and more stringent environmental regulations, many communities have issued bonds to finance improvements to water and wastewater facilities. Water-related revenue issues have historically enjoyed relatively stable revenues.

•                  Insured* special tax revenue bonds constituted another large investment sector. These high-quality bonds were issued to finance improvements for projects that included a Jacksonville stadium. The bonds are backed by a variety of special levies, such as local sales taxes and tourism development taxes, that were approved specifically for the projects.

•                  Insured* transportation bonds are frequent issuers in the growing Florida municipal market. The Fund’s investments in this sector included airport authorities, a seaport authority, county expressways and some issues for a Puerto Rico highway authority.

•                  The Fund had selective investments in housing related bonds. However, with Florida housing prices rising faster than incomes, management continued to monitor the housing picture closely.

•                  Management continued to focus on call protection. However, some higher coupon bonds were subject to calls. Management continued its efforts to diversify the Fund across a wider range of coupon structures. This shift was accomplished by adding bonds with desirable coupon structures while lowering the Fund’s exposure to hospital bonds.

*                 Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If the sales charge were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal and/or alternative minimum tax and state intangibles taxes. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2005

FUND PERFORMANCE

Performance (1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	5.31%	4.80%
Five Years	6.02	5.27
Ten Years	5.62	4.90
Life of Fund†	6.19	5.37
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.29%	-0.20%
Five Years	5.00	4.94
Ten Years	5.11	4.90
Life of Fund†	5.74	5.37

†                    Inception date: Class A: 3/3/94; Class B: 3/2/94

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s investments as of July 31, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Hawaii Municipals Fund as of July 31, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 1.23% for the six months ended July 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $9.76 per share on July 31, 2005 from $9.85 on January 31, 2005, and the reinvestment of $0.210 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 0.87% for the six months ended July 31, 2005.(1) This return was the result of a decrease in NAV to $9.88 per share on July 31, 2005 from $9.97 on January 31, 2005, and the reinvestment of $0.175 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 1.48% for the six months ended July 31, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on July 31, 2005 of $9.76 per share for Class A and $9.88 for Class B, the Fund’s distribution rates were 4.26% and 3.51%, respectively.(4) The distribution rates are equivalent to taxable rates of 7.14% and 5.89%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at July 31, 2005 were 3.25% and 2.66%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 5.45% and 4.46%, respectively.(5)

See page 7 for more performance information.

Robert B. MacIntosh

Portfolio Manager

Management Discussion

•                  In the expanding Hawaii economy, tourism, lodging and leisure, retail and transportation paced job creation. Tourist visits increased more than 10% in the first half of 2005, as both U.S. and Asia-based visitors rose significantly. However, while residential construction generated new jobs, rising interest rates slowed the commercial side. The state’s jobless rate was 2.7% in July 2005, down from 3.1% a year ago.

•                  Insured* general obligations were the Fund’s largest sector weighting at July 31, 2005. Secured by the state’s various taxing powers – or, for local issuers, by local property taxes – we consider these bonds to be the most secure of all municipal debt. The Fund’s investments included bonds of state, county and selected local issuers.

•                  Insured* transportation bonds were significant investments for the Fund. The Fund’s investments included an issue for the state’s airport system, a revenue bond for the state harbor authority and an issue that financed maintenance for the state’s highway system.

•                  The Fund sold some issues with shorter calls, as well as some premium pre-refunded bonds, and used the proceeds to purchase bonds with more attractive call features. The Fund had a portion of a housing bond called as part of a regular sinking fund repurchase.

•                  The Fund was challenged by the very limited availability of new Hawaii bonds. The Fund invested in just one new Hawaii issue, a Honolulu wastewater bond. Most purchases of new issues were focused on Puerto Rico and Guam issues.

*                 Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax. Income may be subject to state income taxes. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 40.36% combined federal and state tax rate. A lower rate would result in lower tax-equivalent figures.(6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Hawaii Municipals Fund as of July 31, 2005

FUND PERFORMANCE

Performance (1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	5.31%	4.69%
Five Years	6.10	5.32
Ten Years	5. 38	4.75
Life of Fund†	4.80	4.38
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.34%	-0.31%
Five Years	5.06	4.99
Ten Years	4.87	4.75
Life of Fund†	4.35	4.38

†                    Inception date: Class A: 3/14/94; Class B: 3/2/94

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s investments as of July 31, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Kansas Municipals Fund as of July 31, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 0.76% for the six months ended July 31, 2005.(1) This return was the result of a decrease in net asset value (NAV) to $10.42 per share on July 31, 2005 from $10.56 on January 31, 2005, and the reinvestment of $0.218 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 0.37% for the six months ended July 31, 2005.(1) This return was the result of a decrease in NAV to $10.33 per share on July 31, 2005 from $10.47 on January 31, 2005, and the reinvestment of $0.178 in dividends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 1.48% for the six months ended July 31, 2005.(3)

•                  Based on the Fund’s most recent dividends annualized and NAVs on July 31, 2005 of $10.42 per share for Class A and $10.33 for Class B, the Fund’s distribution rates were 4.12% and 3.37%, respectively.(4) The distribution rates are equivalent to taxable rates of 6.78% and 5.54%, respectively.(5)

•                  The SEC 30-day yields for Class A and Class B shares at July 31, 2005 were 3.29% and 2.71%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 5.41% and 4.46%, respectively.(5)

See page 9 for more performance information.

Thomas M. Metzold

Portfolio Manager

Management Discussion

•                  Following three quarters of strong growth, the Kansas economy lost jobs early in 2005, as the information and retail sectors suffered cutbacks. On the positive side, the energy sector was boosted by higher oil prices, while the state’s aircraft manufacturing industry continued to rebound. The state’s July 2005 jobless rate was 5.2%, down from 5.4% a year ago.

•                  Kansas municipal issuance remained in short supply, a continuing challenge for the Fund. Insured* general obligations (GOs) constituted the Fund’s largest sector weighting at July 31, 2005. The Fund’s GO investments focused on GOs from unified school districts that management believes have relatively sound local economies and a good tax base.

•                  Insured* hospitals again represented significant holdings for the Fund. In a very competitive and cost-conscious environment, the Fund focused on acute care facilities that management believes are well managed, financially strong and leading care providers in their respective communities.

•                  Insured* and non-insured escrowed/prerefunded bonds were among the Fund’s major investments. Escrowed bonds are those that have been refinanced by municipal issuers, just as a homeowner refinances a mortgage. Because they are backed by Treasury bonds, they are considered to be of the highest quality.

•                  From a coupon standpoint, the Fund retained its well-diversified allocation, balancing defensive, highercoupon issues with interest-rate-sensitive, low- and zero-coupon issues. Management continued to monitor call protection. In its limited purchases during the period, call protection was a prime consideration.

•                  The Fund maintained selective investments in the housing sector. Given rising interest rates and the growing popularity of adjustable-rate mortgages, management monitored these trends for any impact on the housing sector.

*                 Private insurance does not decrease the risk of principal fluctuations associated with this investment.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax. Income may be subject to state and local income taxes. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figures assume a maximum 39.19% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Kansas Municipals Fund as of July 31, 2005

FUND PERFORMANCE

Performance (1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.24%	3.63%
Five Years	6.05	5.28
Ten Years	5.55	4.88
Life of Fund†	5.36	4.80
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.70%	-1.36%
Five Years	5.02	4.96
Ten Years	5.04	4.88
Life of Fund†	4.91	4.80

†                    Inception date: Class A: 3/3/94; Class B: 3/2/94

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s investments as of July 31, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Municipals Funds as of July 31, 2005

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 – July 31, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Florida Insured Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/05)	(7/31/05)	(2/1/05 – 7/31/05)
Actual
Class A	$1,000.00	$1,012.50	$3.54
Class B	$1,000.00	$1,009.50	$7.27

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56
Class B	$1,000.00	$1,017.60	$7.30

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.71% for Class A shares and 1.46% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2005.

Eaton Vance Hawaii Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(7/31/05)	(1/1/05 – 7/31/05)

Actual
Class A	$1,000.00	$1,012.30	$3.99
Class B	$1,000.00	$1,008.70	$7.72

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01
Class B	$1,000.00	$1,017.10	$7.75

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares and 1.55% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2005.

Eaton Vance Municipals Funds as of July 31, 2005

FUND EXPENSES

Eaton Vance Kansas Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/05)	(6/30/05)	(2/1/05 – 7/31/05)

Actual
Class A	$1,000.00	$1,007.60	$4.03
Class B	$1,000.00	$1,003.70	$7.75

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.06
Class B	$1,000.00	$1,071.10	$7.80

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares and 1.56% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2005.

Eaton Vance Florida Insured Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.7%
Principal Amount (000's omitted)	Security	Value
Hospital - 1.8%
$250	Highland County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	$262,250
500	Orange County, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	525,875
		$788,125
Housing - 1.0%
$45	Manatee County, HFA, SFMR, (GNMA), (AMT), 6.875%, 11/1/26	$45,403
410	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	423,772
		$469,175
Insured-Education - 2.3%
$1,000	Florida State University, System Improvement Revenue, (AMBAC), 4.50%, 7/1/23	$1,006,940
		$1,006,940
Insured-Electric Utilities - 8.7%
$1,000	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/33	$1,008,900
1,100	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/34	1,109,790
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29(1)(2)	694,566
750	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	790,312
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16(1)(3)	291,338
		$3,894,906
Insured-Escrowed/Prerefunded - 4.6%
$1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$640,946
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,144,320
250	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, Prerefunded to 6/1/08, 7.39%, 6/1/26(1)(2)	280,680
		$2,065,946

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations - 5.6%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (AMBAC), 5.00%, 6/1/34	$1,057,680
1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32(4)	1,048,620
330	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(1)(3)	404,369
		$2,510,669
Insured-Hospital - 11.4%
$1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$1,065,594
200	Dade, Public Facilities Board, (Jackson Memorial Hospital), (MBIA), 4.875%, 6/1/15	200,154
250	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	276,350
350	Miami Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	368,578
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,166,550
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,022,892
		$5,100,118
Insured-Housing - 3.5%
$1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), 6.375%, 9/1/36	$1,033,220
500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	516,140
		$1,549,360
Insured-Lease Revenue / Certificates of Participation - 1.2%
$500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$523,030
		$523,030
Insured-Miscellaneous - 4.1%
$500	St. John's County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	$528,780
1,250	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	1,311,087
		$1,839,867

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Solid Waste - 1.2%
$500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13(5)	$521,820
		$521,820
Insured-Special Assessment Revenue - 3.8%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$366,324
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	834,593
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	513,206
		$1,714,123
Insured-Special Tax Revenue - 15.7%
$415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 9.835%, 10/1/35(1)(3)	$454,682
1,580	Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30	1,639,740
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	508,800
5,055	Miami Dade County, (MBIA), 0.00%, 10/1/36	1,017,925
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 10.21%, 10/1/30(1)(3)	346,614
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	223,438
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	817,749
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	960,044
1,000	Volusia County, Tourist Development Tax, (FSA), 5.00%, 12/1/34	1,055,290
		$7,024,282
Insured-Transportation - 12.8%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$513,725
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	521,725
400	Greater Orlando, FL, Aviation Authority, (FGIC), (AMT), Variable Rate, 9.646%, 10/1/18(1)(3)	465,420
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	522,365
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	802,305
150	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	170,075
1,000	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34(6)	906,770
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	522,760
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,306,050
		$5,731,195

Principal Amount (000's omitted)	Security	Value
Insured-Utilities - 3.0%
$1,250	Ocala Water, Sewer and Electrical Utility System, (FGIC), 5.00%, 10/1/31	$1,320,875
		$1,320,875
Insured-Water and Sewer - 19.0%
$735	Enterprise Community Development District, Water and Sewer, (MBIA), 6.125%, 5/1/24(5)	$737,051
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	258,940
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,022,680
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,045,090
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,059,840
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	527,575
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,043,280
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,054,660
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,078,670
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	290,105
375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 6.86%, 10/1/27(1)(2)	395,520
		$8,513,411
Total Tax-Exempt Investments - 99.7% (identified cost $41,647,484)		$44,573,842
Other Assets, Less Liabilities - 0.3%		$129,484
Net Assets - 100.0%		$44,703,326

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005, 97.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.9% to 40.1% of total investments.

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

At July 31, 2005, the Fund's insured securities by financial institution are as follows:

	Market Value	% of Total Investments
American Municipal Bond Assurance Corp. (AMBAC)	$14,802,639	33.2%
Financial Guaranty Insurance Corp. (FGIC)	5,344,010	12.0%
Financial Security Assurance (FSA)	5,309,670	11.9%
Municipal Bond Insurance Association (MBIA)	17,860,223	40.1%
	$43,316,542	97.2%

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $3,333,189 or 7.5% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 96.3%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 1.7%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$310,005
		$310,005
Escrowed / Prerefunded - 5.7%
$200	Hawaii Department of Budget and Finance, (Queens Health System), Prerefunded to 7/1/06, 5.75%, 7/1/26	$209,294
750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	815,107
		$1,024,401
General Obligations - 7.1%
$575	Maui County, 5.00%, 3/1/21	$609,132
200	Maui County, 5.50%, 3/1/19	219,022
285	Puerto Rico, 0.00%, 7/1/15	189,234
250	Puerto Rico, 5.00%, 7/1/34	260,587
		$1,277,975
Hospital - 3.1%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$104,486
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	304,962
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	151,309
		$560,757
Housing - 2.6%
$415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	$469,261
		$469,261
Industrial Development Revenue - 1.9%
$360	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$349,312
		$349,312
Insured-Education - 8.6%
$500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$507,295
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	257,338

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$250	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/16	$272,562
100	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/17	109,025
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	404,720
		$1,550,940
Insured-Electric Utilities - 6.0%
$500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	$504,625
250	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18(1)	272,215
300	Puerto Rico Electric Power Authority, (CIFG), 5.00%, 7/1/29	319,677
		$1,096,517
Insured-Escrowed / Prerefunded - 6.8%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$115,336
375	Hawaii, (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/17	397,916
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.031%, 7/1/28(2)(3)	335,649
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28(2)(4)	247,432
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.214%, 7/1/32(2)(4)	128,505
		$1,224,838
Insured-General Obligations - 18.7%
$350	Hawaii County, (FGIC), 5.125%, 7/15/21	$374,525
350	Hawaii County, (FGIC), 5.55%, 5/1/10	383,975
100	Hawaii County, (FSA), 5.00%, 7/15/22	106,150
375	Hawaii, (FSA), 5.125%, 2/1/22	402,285
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,086,500
345	Honolulu, City & County, (MBIA), 5.25%, 3/1/28	369,592
400	Kauai County, (MBIA), 5.00%, 8/1/24(1)	422,128
200	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(2)(4)	245,072
		$3,390,227
Insured-Special Tax Revenue - 1.3%
$210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$74,741
110	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	24,857
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	132,848
		$232,446

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation - 16.4%
$700	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$738,087
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	261,515
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	934,416
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,044,730
		$2,978,748
Insured-Water and Sewer - 12.0%
$1,000	Honolulu, City and County Board Water Supply Systems, (FSA), 5.25%, 7/1/31(5)	$1,071,840
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	566,240
500	Honolulu, City and County Wastewater Systems, (FGIC), 5.00%, 7/1/25(6)	531,960
		$2,170,040
Other Revenue - 1.4%
$200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.118%, 10/1/34(2)(4)	$261,458
		$261,458
Special Tax Revenue - 1.4%
$250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	$260,873
		$260,873
Transportation - 1.6%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$286,593
		$286,593
Total Tax-Exempt Investments - 96.3% (identified cost $16,032,946)		$17,444,391
Other Assets, Less Liabilities - 3.7%		$671,692
Net Assets - 100.0%		$18,116,083

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005, 72.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 27.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $1,218,116 or 6.7% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 97.9%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded - 7.1%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$593,554
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	286,300
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	657,300
		$1,537,154
Hospital - 6.1%
$250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	$261,342
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	524,625
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	544,140
		$1,330,107
Housing - 0.4%
$80	Puerto Rico Housing Finance Corp., 7.50%, 4/1/22	$80,550
		$80,550
Insured-Education - 3.6%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$109,448
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	314,198
350	Washburn University, Topeka, (Living Learning Center), (AMBAC), 5.00%, 7/1/29	369,446
		$793,092
Insured-Electric Utilities - 9.9%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$265,065
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,083,460
250	Pratt, Electric System, (AMBAC), 5.25%, 5/1/18	269,170
500	Wyandotte County & Kansas City Unified Government Utility System, (FSA), 5.00%, 9/1/28	530,140
		$2,147,835
Insured-Escrowed/Prerefunded - 13.1%
$500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	$553,440
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	275,782

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 10.286%, 7/1/28(1)(2)	$618,581
230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.214%, 7/1/32(1)(2)	295,561
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	535,825
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	554,755
		$2,833,944
Insured-General Obligations - 25.0%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$267,035
250	Butler and Sedgwick County, Unified School District #385, (FSA), 5.40%, 9/1/18	269,178
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23	533,240
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	238,632
250	Johnson County, Unified School District #232, (FSA), 4.75%, 9/1/19	260,830
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	346,062
1,000	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	1,062,240
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	519,020
80	Puerto Rico, (MBIA), Variable Rate, 11.395%, 7/1/20(1)(2)	120,300
750	Scott County, Unified School District #466, (FGIC), 5.00%, 9/1/22	795,300
500	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	422,415
700	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	580,839
		$5,415,091
Insured-Hospital - 11.4%
$250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$261,565
250	Kansas Development Finance Authority, (Hays Medical Center, Inc.), (MBIA), 5.50%, 11/15/22	261,418
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	512,590
500	Kansas Development Finance Authority, (St. Luke's/Shawnee Mission), (MBIA), 5.375%, 11/15/26	522,390

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	$651,726
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	262,430
		$2,472,119
Insured-Housing - 1.2%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$270,563
		$270,563
Insured-Industrial Development Revenue - 1.2%
$250	Wyandotte County & Kansas City Unified Government Utility System, (MBIA), 5.00%, 5/1/21	$265,498
		$265,498
Insured-Lease Revenue / Certificates of Participation - 3.2%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21(3)	$532,070
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 10.135%, 6/1/24(1)(2)	163,783
		$695,853
Insured-Special Tax Revenue - 1.5%
$280	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$99,655
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	33,896
1,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	188,375
		$321,926
Insured-Transportation - 6.2%
$435	Kansas Turnpike Authority, (AMBAC), Variable Rate, 5.306%, 9/1/18(1)(2)	$434,091
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	791,813
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.895%, 7/1/32(1)(2)	114,370
		$1,340,274
Insured-Water and Sewer - 5.8%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$527,380

Principal Amount (000's omitted)	Security	Value
Insured-Water and Sewer (continued)
$500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	$532,740
200	Wellington Electric, Waterworks, and Sewer Utilities System, (AMBAC), 5.20%, 5/1/23	209,308
		$1,269,428
Transportation - 1.2%
$250	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$259,173
		$259,173
Water and Sewer - 1.0%
$200	Kansas Development Finance Authority, 5.00%, 11/1/21	$212,850
		$212,850
Total Tax-Exempt Investments - 97.9% (identified cost $19,789,928)		$21,245,457
Other Assets, Less Liabilities - 2.1%		$445,135
Net Assets - 100.0%		$21,690,592

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005, 83.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 15.0% to 25.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $1,746,686 or 8.1% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 2005

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Assets
Investments -
Identified cost	$41,647,484	$16,032,946	$19,789,928
Unrealized appreciation	2,926,358	1,411,445	1,455,529
Investments, at value	$44,573,842	$17,444,391	$21,245,457
Cash	$475,199	$403,016	$28,906
Receivable for investments sold	10,172	618,899	216,725
Receivable for Fund shares sold	98,570	11,781	92,864
Interest receivable	516,416	171,140	288,926
Receivable for daily variation margin on open financial futures contracts	92,812	57,750	77,344
Total assets	$45,767,011	$18,706,977	$21,950,222
Liabilities
Payable for Fund shares redeemed	$7,655	$4,045	$2,033
Dividends payable	96,857	27,542	27,584
Payable for when-issued securities	910,802	530,420	199,350
Payable to affiliate for investment advisory fees	9,239	2,321	2,920
Payable to affiliate for distribution and service fees	17,458	8,937	7,064
Accrued expenses	21,674	17,629	20,679
Total liabilities	$1,063,685	$590,894	$259,630
Net Assets	$44,703,326	$18,116,083	$21,690,592
Sources of Net Assets
Paid-in capital	$43,877,431	$17,433,763	$21,238,047
Accumulated net realized loss (computed on the basis of identified cost)	(2,158,012)	(789,388)	(1,120,844)
Accumulated distributions in excess of net investment income	(64,411)	(19,905)	(6,635)
Net unrealized appreciation (computed on the basis of identified cost)	3,048,318	1,491,613	1,580,024
Total	$44,703,326	$18,116,083	$21,690,592
Class A Shares
Net Assets	$29,309,588	$9,807,084	$16,360,480
Shares Outstanding	2,600,406	1,004,324	1,570,387
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.27	$9.76	$10.42
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$11.83	$10.25	$10.94
Class B Shares
Net Assets	$15,393,738	$8,308,999	$5,330,112
Shares Outstanding	1,380,824	840,834	515,974
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.15	$9.88	$10.33

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended July 31, 2005

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Investment Income
Interest	$1,107,628	$468,225	$544,243
Total investment income	$1,107,628	$468,225	$544,243
Expenses
Investment adviser fee	$53,034	$13,740	$17,540
Trustees fees and expenses	933	94	93
Distribution and service fees
Class A	26,570	8,436	15,919
Class B	78,521	45,747	26,661
Legal and accounting services	15,847	14,139	13,940
Printing and postage	3,620	2,308	3,533
Custodian fee	24,458	16,406	17,559
Transfer and dividend disbursing agent	6,770	4,669	6,294
Miscellaneous	6,801	5,420	6,736
Total expenses	$216,554	$110,959	$108,275
Deduct -
Reduction of custodian fee	1,827	2,303	261
Total expense reductions	$1,827	$2,303	$261
Net expenses	$214,727	$108,656	$108,014
Net investment income	$892,901	$359,569	$436,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	149,824	78,016	16,972
Financial futures contracts	(672,947)	(319,015)	(301,664)
Interest rate swap contracts	-	-	(49,640)
Net realized loss	$(523,123)	$(240,999)	$(334,332)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	(232,044)	(178,442)	(281,301)
Financial futures contracts	352,061	259,542	277,876
Interest rate swap contracts	-	-	48,595
Net change in unrealized appreciation (depreciation)	$120,017	$81,100	$45,170
Net realized and unrealized loss	$(403,106)	$(159,899)	$(289,162)
Net increase in net assets from operations	$489,795	$199,670	$147,067

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2005

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations -
Net investment income	$892,901	$359,569	$436,229
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(523,123)	(240,999)	(334,332)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	120,017	81,100	45,170
Net increase in net assets from operations	$489,795	$199,670	$147,067
Distributions to shareholders -
From net investment income
Class A	$(590,959)	$(182,515)	$(335,085)
Class B	(307,606)	(172,072)	(97,265)
Total distributions to shareholders	$(898,565)	$(354,587)	$(432,350)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$4,252,937	$213,337	$933,814
Class B	335,735	229,713	136,817
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	198,551	98,685	200,703
Class B	148,601	93,018	59,555
Cost of shares redeemed
Class A	(1,568,944)	(474,424)	(829,744)
Class B	(2,273,103)	(346,031)	(603,460)
Net asset value of shares exchanged
Class A	825,450	1,643,657	342,635
Class B	(825,450)	(1,643,657)	(342,635)
Net increase (decrease) in net assets from Fund share transactions	$1,093,777	$(185,702)	$(102,315)
Net increase (decrease) in net assets	$685,007	$(340,619)	$(387,598)
Net Assets
At beginning of period	$44,018,319	$18,456,702	$22,078,190
At end of period	$44,703,326	$18,116,083	$21,690,592
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(64,411)	$(19,905)	$(6,635)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2005

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations -
Net investment income	$1,923,339	$779,083	$936,653
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(897,654)	(15,399)	(501,238)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	158,726	(141,364)	223,748
Net increase in net assets from operations	$1,184,411	$622,320	$659,163
Distributions to shareholders -
From net investment income
Class A	$(1,155,723)	$(319,962)	$(660,321)
Class B	(788,114)	(437,646)	(285,034)
Total distributions to shareholders	$(1,943,837)	$(757,608)	$(945,355)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$4,179,130	$616,612	$2,938,692
Class B	1,228,031	303,980	511,122
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	418,991	173,620	382,047
Class B	428,412	251,713	181,217
Cost of shares redeemed
Class A	(5,625,391)	(1,008,822)	(3,236,697)
Class B	(3,765,452)	(1,482,939)	(1,552,052)
Net asset value of shares exchanged
Class A	6,504,283	6,269,214	4,893,797
Class B	(6,504,283)	(6,269,214)	(4,893,797)
Net decrease in net assets from Fund share transactions	$(3,136,279)	$(1,145,836)	$(775,671)
Net decrease in net assets	$(3,895,705)	$(1,281,124)	$(1,061,863)
Net Assets
At beginning of year	$47,914,024	$19,737,826	$23,140,053
At end of year	$44,018,319	$18,456,702	$22,078,190
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(58,747)	$(24,887)	$(10,514)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS

Financial Highlights

	Florida Insured Fund - Class A
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003	2002(1)(2)	2001
Net asset value - Beginning of period	$11.380		$11.540	$11.430	$11.170	$11.140	$10.070
Income (loss) from operations
Net investment income	$0.247		$0.524	$0.531	$0.554	$0.546	$0.527
Net realized and unrealized gain (loss)	(0.107)		(0.155)	0.129	0.256	0.026	1.084
Total income from operations	$0.140		$0.369	$0.660	$0.810	$0.572	$1.611
Less distributions
From net investment income	$(0.250)		$(0.529)	$(0.550)	$(0.550)	$(0.542)	$(0.541)
Total distributions	$(0.250)		$(0.529)	$(0.550)	$(0.550)	$(0.542)	$(0.541)
Net asset value - End of period	$11.270		$11.380	$11.540	$11.430	$11.170	$11.140
Total Return(3)	1.25%		3.34%	5.90%	7.40%	5.24%	16.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,310		$25,848	$20,845	$13,499	$9,114	$5,180
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.72	%(6)	0.70%	0.72%	0.70%	0.76%	0.91%
Expenses after custodian fee reduction(4)	0.71	%(6)	0.69%	0.70%	0.69%	0.72%	0.87%
Net investment income	4.41	%(6)	4.64%	4.62%	4.90%	4.88%	4.93%
Portfolio Turnover of the Portfolio(5)	-		0%	19%	16%	18%	8%
Portfolio Turnover of the Fund	8%		12%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.84% to 4.88%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund - Class B
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003	2002(1)(2)	2001
Net asset value - Beginning of period	$11.250		$11.420		$11.300	$11.050	$11.020	$9.950
Income (loss) from operations
Net investment income	$0.206		$0.436		$0.442	$0.466	$0.460	$0.440
Net realized and unrealized gain (loss)	(0.100)		(0.167)		0.138	0.244	0.022	1.080
Total income from operations	$0.106		$0.269		$0.580	$0.710	$0.482	$1.520
Less distributions
From net investment income	$(0.206)		$(0.439)		$(0.460)	$(0.460)	$(0.452)	$(0.450)
Total distributions	$(0.206)		$(0.439)		$(0.460)	$(0.460)	$(0.452)	$(0.450)
Net asset value - End of period	$11.150		$11.250		$11.420	$11.300	$11.050	$11.020
Total Return(3)	0.95%		2.64	%(6)	5.22%	6.54%	4.43%	15.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,394		$18,170		$27,069	$23,608	$20,556	$20,131
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.47	%(7)	1.45%		1.47%	1.45%	1.51%	1.66%
Expenses after custodian fee reduction(4)	1.46	%(7)	1.44%		1.45%	1.44%	1.47%	1.62%
Net investment income	3.71	%(7)	3.89%		3.89%	4.18%	4.15%	4.18%
Portfolio Turnover of the Portfolio(5)	-		0%		19%	16%	18%	8%
Portfolio Turnover of the Fund	8%		12%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.11% to 4.15%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(7)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund - Class A
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.850		$9.910	$9.700	$9.580	$9.580	$8.690
Income (loss) from operations
Net investment income	$0.212		$0.444	$0.433	$0.454	$0.453	$0.466
Net realized and unrealized gain (loss)	(0.092)		(0.069)	0.230	0.124	0.005	0.885
Total income from operations	$0.120		$0.375	$0.663	$0.578	$0.458	$1.351
Less distributions
From net investment income	$(0.210)		$(0.435)	$(0.453)	$(0.458)	$(0.458)	$(0.461)
Total distributions	$(0.210)		$(0.435)	$(0.453)	$(0.458)	$(0.458)	$(0.461)
Net asset value - End of period	$9.760		$9.850	$9.910	$9.700	$9.580	$9.580
Total Return(3)	1.23	%(7)	3.91%	6.99%	6.14%	4.87%	15.91%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$9,807		$8,394	$2,442	$694	$537	$458
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.83	%(6)	0.80%	0.83%	0.80%	0.97%	0.77%
Net expenses after custodian fee reduction(4)	0.80	%(6)	0.79%	0.81%	0.75%	0.94%	0.70%
Net investment income	4.38	%(6)	4.55%	4.41%	4.68%	4.70%	5.07%
Portfolio Turnover of the Portfolio(5)	-		20%	4%	11%	22%	13%
Portfolio Turnover of the Fund	11%		8%	-	-	-	-

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82%
Expenses after custodian fee reduction(4)	0.75%
Net investment income	5.02%
Net investment income per share	$0.461

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gain per share by $0.003 and increase the ratio of net investment income to average net assets from 4.67% to 4.70%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  During the six months ended July 31, 2005, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund - Class B
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.970		$10.040		$9.830	$9.720	$9.720	$8.820
Income (loss) from operations
Net investment income	$0.178		$0.379		$0.374	$0.388	$0.389	$0.404
Net realized and unrealized gain (loss)	(0.093)		(0.083)		0.223	0.117	0.006	0.896
Total income from operations	$0.085		$0.296		$0.597	$0.505	$0.395	$1.300
Less distributions
From net investment income	$(0.175)		$(0.366)		$(0.387)	$(0.395)	$(0.395)	$(0.400)
Total distributions	$(0.175)		$(0.366)		$(0.387)	$(0.395)	$(0.395)	$(0.400)
Net asset value - End of period	$9.880		$9.970		$10.040	$9.830	$9.720	$9.720
Total Return(3)	0.87	%(8)	3.21	%(4)	6.18%	5.28%	4.11%	15.00%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$8,309		$10,063		$17,295	$17,172	$17,041	$18,200
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.58	%(7)	1.55%		1.58%	1.55%	1.73%	1.54%
Net expenses after custodian fee reduction(5)	1.55	%(7)	1.54%		1.56%	1.50%	1.70%	1.47%
Net investment income	3.63	%(7)	3.83%		3.76%	3.95%	3.98%	4.35%
Portfolio Turnover of the Portfolio(6)	-		20%		4%	11%	22%	13%
Portfolio Turnover of the Fund	11%		8%		-	-	-	-

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.59%
Expenses after custodian fee reduction(4)	1.52%
Net investment income	4.30%
Net investment income per share	$0.399

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gain per share by $0.003 and increase the ratio of net investment income to average net assets from 3.95% to 3.98%. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

(8)  During the six months ended July 31, 2005, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund - Class A
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.560		$10.680	$10.500	$10.230	$10.200	$9.230
Income (loss) from operations
Net investment income	$0.220		$0.470	$0.487	$0.478	$0.458	$0.488
Net realized and unrealized gain (loss)	(0.142)		(0.114)	0.164	0.255	0.042	0.976
Total income from operations	$0.078		$0.356	$0.651	$0.733	$0.500	$1.464
Less distributions
From net investment income	$(0.218)		$(0.476)	$(0.471)	$(0.463)	$(0.470)	$(0.494)
Total distributions	$(0.218)		$(0.476)	$(0.471)	$(0.463)	$(0.470)	$(0.494)
Net asset value - End of period	$10.420		$10.560	$10.680	$10.500	$10.230	$10.200
Total Return(3)	0.76%		3.46%	6.33%	7.30%	4.98%	16.25%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$16,360		$15,920	$11,179	$10,354	$6,091	$3,110
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.81	%(6)	0.77%	0.79%	0.86%	1.03%	0.74%
Net expenses after custodian fee reduction(4)	0.81	%(6)	0.76%	0.78%	0.83%	0.99%	0.73%
Net investment income	4.24	%(6)	4.48%	4.59%	4.58%	4.46%	5.03%
Portfolio Turnover of the Portfolio(5)	-		10%	20%	17%	18%	7%
Portfolio Turnover of the Fund	13%		8%	-	-	-	-

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.06%	0.98%
Expenses after custodian fee reduction(4)	1.02%	0.97%
Net investment income	4.43%	4.79%
Net investment income per share	$0.455	$0.465

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 4.39% to 4.46%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund - Class B
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.470		$10.590		$10.420	$10.140	$10.120	$9.140
Income (loss) from operations
Net investment income	$0.180		$0.394		$0.404	$0.400	$0.380	$0.415
Net realized and unrealized gain (loss)	(0.142)		(0.120)		0.156	0.263	0.029	0.975
Total income from operations	$0.038		$0.274		$0.560	$0.663	$0.409	$1.390
Less distributions
From net investment income	$(0.178)		$(0.394)		$(0.390)	$(0.383)	$(0.389)	$(0.410)
Total distributions	$(0.178)		$(0.394)		$(0.390)	$(0.383)	$(0.389)	$(0.410)
Net asset value - End of period	$10.330		$10.470		$10.590	$10.420	$10.140	$10.120
Total Return(3)	0.37%		2.84	%(4)	5.45%	6.64%	4.09%	15.51%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$5,330		$6,158		$11,961	$11,246	$9,933	$9,147
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.56	%(7)	1.52%		1.54%	1.61%	1.78%	1.48%
Net expenses after custodian fee reduction(5)	1.56	%(7)	1.51%		1.53%	1.58%	1.74%	1.47%
Net investment income	3.51	%(7)	3.77%		3.85%	3.87%	3.74%	4.32%
Portfolio Turnover of the Portfolio(6)	-		10%		20%	17%	18%	7%
Portfolio Turnover of the Fund	13%		8%		-	-	-	-

†  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	1.81%	1.72%
Expenses after custodian fee reduction(5)	1.77%	1.71%
Net investment income	3.71%	4.08%
Net investment income per share	$0.378	$0.392

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by $0.007, decrease net realized and unrealized gains per share by $0.007 and increase the ratio of net investment income to average net assets from 3.67% to 3.74%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.12% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  Annualized.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund) (together referred to as the "Funds"). The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase, as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On September 10, 2004, the Florida Insured Fund, the Hawaii Fund and the Kansas Fund received its pro rata share of cash and securities from the Florida Insured Municipals Portfolio (Florida Insured Portfolio), the Hawaii Municipals Portfolio (Hawaii Portfolio) and the Kansas Municipals Portfolio (Kansas Portfolio), respectively, in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to September 10, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objectives.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2005, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Florida Insured Fund	$18,493	January 31, 2008

	375,493	January 31, 2009

	32,368	January 31, 2010

	216,412	January 31, 2011

	1,271,199	January 31, 2013

Hawaii Fund	75,392	January 31, 2008

	201,940	January 31, 2009

	182,699	January 31, 2011

	93,535	January 31, 2012

	211,449	January 31, 2013

Kansas Fund	32,566	January 31, 2011

	960,378	January 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at January 31, 2005, the Kansas Fund had net capital losses of $12,189 attributable to security transactions incurred after October 31, 2004. These net capital losses are treated as arising on the first day of the Fund's taxable year ending January 31, 2006.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-issued and Delayed Delivery Transactions - The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps - A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payment based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movement in value of interest rates.

H  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

N  Interim Financial Statements - The interim financial statements relating to July 31, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Florida Insured Fund
Class A	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	376,067	369,653
Issued to shareholders electing to receive payments of distributions in Fund shares	17,590	37,160
Redemptions	(138,663)	(500,206)
Exchange from Class B shares	73,140	559,600
Net increase	328,134	466,207
	Florida Insured Fund
Class B	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	29,954	109,536
Issued to shareholders electing to receive payments of distributions in Fund shares	13,313	38,281
Redemptions	(203,464)	(338,412)
Exchange to Class A shares	(73,912)	(565,740)
Net decrease	(234,109)	(756,335)
	Hawaii Fund
Class A	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	21,892	63,170
Issued to shareholders electing to receive payments of distributions in Fund shares	10,114	17,818
Redemptions	(48,380)	(103,193)
Exchange from Class B shares	168,374	628,171
Net increase	152,000	605,966

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Hawaii Fund
Class B	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	23,251	30,731
Issued to shareholders electing to receive payments of distributions in Fund shares	9,417	25,365
Redemptions	(35,095)	(148,968)
Exchange to Class A shares	(166,277)	(620,913)
Net decrease	(168,704)	(713,785)
	Kansas Fund
Class A	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	89,588	279,335
Issued to shareholders electing to receive payments of distributions in Fund shares	19,269	36,434
Redemptions	(79,617)	(309,282)
Exchange from Class B shares	32,883	454,882
Net increase	62,123	461,369
	Kansas Fund
Class B	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	13,225	48,921
Issued to shareholders electing to receive payments of distributions in Fund shares	5,768	17,345
Redemptions	(58,204)	(148,995)
Exchange to Class A shares	(33,150)	(458,752)
Net decrease	(72,361)	(541,481)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2005, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
Florida Insured	$53,034	0.25%
Hawaii	13,740	0.15%
Kansas	17,540	0.16%

*  As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended July 31, 2005, EVM earned $460, $290, and $531 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,110, $393 and $1,340 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2005.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

During the six months ended July 31, 2005, Hawaii Fund engaged in a purchase transaction with another fund that also utilizes BMR as an investment adviser. This purchase transaction complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $106,984.

During the six months ended July 31, 2005, the Hawaii Fund realized a gain of $4,998 due to the sale of an investment security not meeting investment guidelines.

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan for Class A (Class A Plan), (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 0.75% (annualized) of each Fund's average daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended July 31, 2005, the Class B shares of the Florida Insured Fund, Hawaii Fund and Kansas Fund paid $61,990, $36,116 and $21,048, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $624,000, $432,000 and $246,000, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20% (annualized) of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2005 for the Florida Insured Fund, Hawaii Fund and Kansas Fund amounted to $26,570, $8,436, and $15,919 respectively, for Class A shares, and $16,531, $9,631, and $5,613, respectively, for Class B shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $0, $0 and $0 of CDSC paid by Class A shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, and approximately $13,000, $2,000 and $7,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 2005.

7  Investments

Purchases and sales of investments by the Fund, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2005, were as follows:

Florida Insured Fund
Purchases	$4,312,558
Sales	3,303,666
Hawaii Fund
Purchases	$2,008,831
Sales	2,285,823
Kansas Fund
Purchases	$2,871,462
Sales	3,083,945

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at July 31,

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2005, as computed on a federal income tax basis, are as follows:

Florida Insured Fund
Aggregate cost	$41,591,787
Gross unrealized appreciation	$3,007,898
Gross unrealized depreciation	(25,843)
Net unrealized appreciation	$2,982,055
Hawaii Fund
Aggregate cost	$15,994,918
Gross unrealized appreciation	$1,455,461
Gross unrealized depreciation	(5,988)
Net unrealized appreciation	$1,449,473
Kansas Fund
Aggregate cost	$19,724,721
Gross unrealized appreciation	$1,523,837
Gross unrealized depreciation	(3,101)
Net unrealized appreciation	$1,520,736

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2005.

10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2005 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Florida Insured	09/05	90 U.S. Treasury Bond	Short	$(10,500,085)	$(10,378,125)	$121,960
Hawaii	09/05	56 U.S. Treasury Bond	Short	$(6,537,668)	$(6,457,500)	$80,168
Kansas	09/05	75 U.S. Treasury Bond	Short	$(8,772,932)	$(8,648,437)	$124,495

At July 31, 2005, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Municipals Funds as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

11  Shareholders Meeting

The Trust held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote for each Fund were as follows:

Fund	Benjamin C. Esty	James B. Hawkes	Samuel L. Hayes, III	William H. Park	Ronald A. Pearlman	Norton H. Reamer	Lynn A. Stout	Ralph F. Verni
Florida Insured Fund
Affirmative	3,618,814	3,618,814	3,618,814	3,618,814	3,618,814	3,618,814	3,618,814	3,618,814
Withhold	7,176	7,176	7,176	7,176	7,176	7,176	7,176	7,176
Hawaii Fund
Affirmative	1,747,756	1,747,756	1,747,756	1,747,756	1,747,756	1,747,756	1,747,756	1,747,756
Withhold	4,190	4,190	4,190	4,190	4,190	4,190	4,190	4,190
Kansas Fund
Affirmative	1,771,965	1,762,978	1,762,978	1,762,978	1,762,978	1,771,965	1,762,978	1,762,978
Withhold	10,460	19,447	19,447	19,447	19,447	10,460	19,447	19,447

Results are rounded to the nearest whole number.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund (collectively the "Funds" and each individually a "Fund"), and the investment adviser, Boston Management and Research, each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between the Funds and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Fund with those of comparable funds;

•  An independent report comparing the expense ratio of each Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resourceas available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage each Fund and concluded

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund's overall performance is within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Thomas J. Fetter
President
William H. Ahern, Jr.
Vice President
Craig R. Brandon
Vice President and Portfolio
Manager of Florida Insured
Municipals Fund
Cynthia J. Clemson
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President and Portfolio
Manager of Hawaii Municipals
Fund
Thomas M. Metzold
Vice President and Portfolio
Manager of Kansas Municipals
Fund
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust II
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

335-9/05  3CSRC

Semiannual Report July 31, 2005

EATON VANCE
HIGH YIELD
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Yield Municipals Fund as of July 31, 2005

LETTER TO SHAREHOLDERS

Thomas J. Fetter

President

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nation’s central bank, known popularly as “The Fed.” The Fed’s policies are important to the nation’s economy and markets.

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument. To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations: The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

Thomas J. Fetter
President
September 7, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance High Yield Municipals Fund as of July 31, 2005

MARKET RECAP

The U.S. economy continued to generate moderate growth during the six months ended July 31, 2005, although surging energy prices and high interest rates were a continuing concern for investors.

Signs of a somewhat weaker economy in the first half of 2005...

The nation’s Gross Domestic Product grew by 3.4% in the second quarter of 2005, according to preliminary Commerce Department figures, following a 3.8% rise in the first quarter. Manufacturing slowed in some areas, especially in durable goods. Consumer spending and a strong housing market remained the twin pillars of growth, although signs of strain were evident in those areas. Consumers were increasingly hard-pressed by soaring oil prices, which translated to higher costs for heating oil and gasoline, as well as lower savings rates.

Meanwhile, the housing sector remained very strong, although analysts expressed concern over real estate speculation. Further concerns centered on heavily mortgaged homeowners whose adjustable-rate loans may be vulnerable to rising interest rates. Capital spending, which started 2005 strongly, weakened as the period progressed as businesses curtailed investment somewhat, possibly in response to higher energy and transportation costs. Purchases of equipment and software were especially weak. The trade gap widened further, aggravated by weak export growth. The slow export market has been especially vexing in light of the prolonged weakness of the dollar.

Job growth was erratic in the first half of 2005...

Job creation increased in 2005, although the rate of job growth varied dramatically from month to month. Many employers indicated some uneasiness with the uncertainty of the economy and the continuing unpredictability of energy costs. In the service sector, health care and business services remained primary sources of new employment.

Municipal bond yields were 97% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*	4.35%

Taxable equivalent yield in 35.0% tax bracket	6.69%

30-Year Treasury bond	4.47%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*                 GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield. Statistics as of July 31, 2005.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

In the goods-producing segment, construction remained strong, while manufacturing continued to suffer from weak export demand.

The Federal Reserve continued to raise short-term interest rates in 2005...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates to keep the economy from growing too quickly and to keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on 10 occasions (including its most recent rate hike in early August), raising that benchmark from 1.00% to 3.50%.

Against this backdrop, the municipal bond market generated solid gains for the period. For the six months ended July 31, 2005, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 1.48%.*

*                 It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser claims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

3

Eaton Vance High Yield Municipals Fund as of July 31, 2005

INVESTMENT UPDATE

The Fund

Performance for the Six Months Ended July 31, 2005

•                  The Fund’s Class A shares had a total return of 4.85% during the six months ended July 31, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.29 per share on July 31, 2005 from $10.09 on January 31, 2005, and the reinvestment of $0.282 in dividends.(2)

•                  The Fund’s Class B shares had a total return of 4.37% during the six months ended July 31, 2005.(1) This return was the result of an increase in NAV to $10.25 per share on July 31, 2005 from $10.06 on January 31, 2005, and the reinvestment of $0.243 in dividends.(2)

•                  The Fund’s Class C shares had a total return of 4.40% during the six months ended July 31, 2005.(1) This return was the result of an increase in NAV to $9.52 per share on July 31, 2005 from $9.34 on January 31, 2005, and the reinvestment of $0.226 in divi-dends.(2)

•                  For comparison, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged market index of municipal bonds – had a total return of 1.48% for the six months ended July 31, 2005.(3)

•                  Based on the Fund’s most recent dividends and NAVs on July 31, 2005 of $10.29 per share for Class A, $10.25 for Class B and $9.52 for Class C, the Fund’s distribution rates were 5.39%, 4.65% and 4.65%, respectively.(4) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 8.29%, 7.15% and 7.15%, respectively.(5)

•                  The SEC 30-day yields for Class A, B and C shares at July 31, 2005 were 4.80%, 4.45% and 4.39%, respectively.(6) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 7.38%, 6.85% and 6.75%, respectively.(5)

See page 5 for more performance information

Management Discussion

Cynthia J. Clemson
Co-Portfolio Manager

•                  The U.S. economy moderated somewhat in the first half of 2005, as consumers faced the pinch of significantly higher energy costs. While home construction remained strong nationally and a major engine of growth, a weak export climate continued to plague the manufacturing sector. The nation’s jobless rate nonetheless fell to 5.0% in July 2005, down from 5.6% a year ago.

Thomas M. Metzold
Co-Portfolio Manager

•                  Industrial development revenue bonds were the Fund’s largest sector weighting at July 31, 2005. The Fund’s investments represented a diversified range of industrial companies and economic sectors, including airlines, auto manufacturers, wire and fiber producers, paper manufacturers, trash hauling and retailing companies.

•                  Other revenue bonds constituted another large investment. These non-sector-specific bonds were issued to finance a diverse array of projects, including Florida tourism development, tribal casino developments in California, New Mexico and Florida and state tobacco settlements in New Jersey and California.

•                  Hospital bonds were again significant. The Fund’s hospital investments included facilities in 12 states. Amid increasing industry competition and a rising need to restrain expenses, the Fund emphasized institutions with what we believe are sound underlying fundamentals and in-demand health care specialties.

•                  Amid historically narrow credit spreads, management took advantage of the opportunity to upgrade, adding selectively to BBB-rated hospital and utility bonds. On balance, the Fund’s investments remain economically sensitive, and in the view of management, could be well-positioned to participate in an economic expansion.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax. Income may be subject to state and local taxes. (3) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent rates assume maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

4

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FUND PERFORMANCE

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	11.11%	10.58%	10.50%
Five Years	7.63	6.84	6.84
Life of Fund†	6.84	6.00	4.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	5.83%	5.58%	9.50%
Five Years	6.59	6.54	6.84
Life of Fund†	6.32	6.00	4.97

†                    Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

(1)       Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Rating Distribution(2)

By total investments

(2)          Reflects the Fund’s total investments as of July 31, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

5

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 – July 31, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Yield Municipals Fund

	Beginning Account Value (2/1/05)	Ending Account Value (7/31/05)	Expenses Paid During Period* (2/1/05 – 7/31/05)

Actual
Class A	$1,000.00	$1,048.50	$4.83
Class B	$1,000.00	$1,043.70	$8.61
Class C	$1,000.00	$1,044.00	$8.62

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76
Class B	$1,000.00	$1,016.40	$8.50
Class C	$1,000.00	$1,016.40	$8.50

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2005.

6

Eaton Vance High Yield Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 102.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 2.3%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,144,760
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,931,354
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	5,014,439
2,050	Pennsylvania Economic Development Financing, (Colver), (AMT), 5.125%, 12/1/15	2,067,876
		$16,158,429
Education - 1.7%
$3,000	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 14.67%, 12/1/32(1)(2)	$3,833,820
5,000	Massachustts HEFA, (Massachusetts Institute of Technology), 5.50%, 7/1/32	6,037,400
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26(3)	2,077,320
		$11,948,540
Electric Utilities - 4.7%
$3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	$3,431,520
1,250	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 8.599%, 9/1/28(1)(4)	1,465,325
2,500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.599%, 9/1/28(1)(4)	2,930,650
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,396,160
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,034,982
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,522,740
3,750	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	4,035,750
7,700	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	8,286,740
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31(5)	3,206,160
		$33,310,027
Escrowed / Prerefunded - 4.0%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$12,292,000
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,372,565

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	$1,610,945
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18(3)	4,347,784
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,849,025
		$28,472,319
General Obligations - 5.8%
$3,390	California, 4.625%, 5/1/30	$3,397,695
1,195	California, 5.00%, 2/1/32	1,242,370
2,250	California, 5.25%, 2/1/30	2,384,190
2,000	California, 5.25%, 2/1/33	2,121,440
15,420	California, 5.25%, 4/1/34(5)	16,473,649
2,700	California, (AMT), 5.05%, 12/1/36	2,779,380
3,440	Georgia, 2.00%, 12/1/23	2,495,032
3,000	New York, NY, Variable Rate, 9.323%, 6/1/28(1)(2)	3,609,660
5,000	Puerto Rico, Variable Rate, 7.893%, 7/1/29(1)(4)	6,479,500
		$40,982,916
Health Care-Miscellaneous - 2.7%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19(5)	$2,880,278
1,128	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,129,004
2,280	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,362,327
1,175	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,222,455
972	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,011,053
2,121	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,260,482
1,784	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,929,845
334	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	356,990
760	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	792,109

See notes to financial statements

7

Eaton Vance High Yield Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$2,105	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	$2,138,407
884	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	922,612
1,767	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,850,844
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	555,630
		$19,412,036
Hospital - 8.3%
$6,200	California Health Facilities Authority, (Cedars Sinai Medical Center), 5.00%, 11/15/34	$6,359,774
2,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 9.262%, 12/1/34(1)(4)	3,007,875
2,350	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	2,472,411
2,190	Chautauqua County, NY, IDA, (Women's Christian Association), 6.40%, 11/15/29	2,288,835
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	615,972
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	903,420
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,073,140
2,000	Hillsborough County, FL, IDA, (Tampa General Hospital), 5.25%, 10/1/28	2,081,360
4,810	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	4,885,806
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,390,460
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,128,180
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,127,605
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	2,045,340
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,254,180
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,637,901
875	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13(6)	87,500
5,900	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(6)	590,000

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	$5,135,136
3,410	Washington County, AR, Hospital, (Regional Medical Center), 5.00%, 2/1/35(7)	3,413,069
1,400	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,404,466
2,800	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,812,852
		$58,715,282
Housing - 3.8%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	$4,290,480
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	2,454,925
455	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	454,886
1,800	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,818,450
480	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	481,843
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19(6)	2,929,400
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33(6)	1,072,080
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,522,430
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49	5,500,850
3,235	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,892,834
1,420	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,255,791
860	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	726,261
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31	1,731,040
		$27,131,270
Industrial Development Revenue - 17.8%
$2,280	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$2,199,132
3,065	Abia Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,454,899
4,500	Alabama IDA, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	4,745,340
9,095	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	8,177,314

See notes to financial statements

8

Eaton Vance High Yield Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$2,186,700
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21(6)	253,100
3,900	Carbon County, UT, (Laidlaw Environmental Services Inc.), (AMT), 7.45%, 7/1/17	4,070,235
6,810	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (AMT), 7.625%, 11/1/21	1,840,743
12,480	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(6)	11,390,122
8,085	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	8,083,140
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	451,795
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,728,539
4,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,167,920
5,200	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,035,056
3,785	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,928,451
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,647,581
590	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	611,246
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,357,343
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,394,594
265	New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06	261,839
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	11,905,790
3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,823,750
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(6)	3,776,360
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(6)	394,575
5,995	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	6,019,579
13,650	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	13,033,156
8,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	6,725,722
7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	5,991,707
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	667,780
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,232,950
		$125,556,458

Principal Amount (000's omitted)	Security	Value
Insured-Education - 0.9%
$6,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), 5.00%, 10/1/35	$6,345,300
		$6,345,300
Insured-Electric Utilities - 4.6%
$5,700	Jacksonville Electric Authority, FL, Electric System, (FSA), 4.75%, 10/1/33	$5,750,730
13,890	Jacksonville Electric Authority, FL, Electric System, (FSA), 4.75%, 10/1/39	13,993,897
6,000	Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40(7)	6,029,460
3,600	Memphis, TN, Electric System, (MBIA), Variable Rate, 12.088%, 12/1/17(1)(2)	4,680,504
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.876%, 7/1/29(1)(2)	1,854,630
		$32,309,221
Insured-Escrowed / Prerefunded - 0.4%
$2,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, Prerefunded to 6/15/07, 10.557%, 1/1/30(1)(2)	$2,573,780
		$2,573,780
Insured-General Obligations - 2.5%
$3,865	California, (AMBAC), 4.25%, 3/1/27	$3,724,546
2,500	California, (AMBAC), 4.50%, 5/1/28	2,481,900
1,000	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30(1)(2)	1,262,230
1,520	California, RITES, (AMBAC), Variable Rate, 9.028%, 2/1/28(1)(2)	2,030,021
1,580	Mississippi, (FSA), Variable Rate, 10.585%, 11/1/21(1)(2)	2,273,652
4,900	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(1)(2)	6,004,264
		$17,776,613
Insured-Hospital - 0.4%
$2,415	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 12.153%, 8/15/27(1)(2)	$3,090,500
		$3,090,500
Insured-Housing - 1.1%
$1,315	Virgina Housing Development Authority, (MBIA), Variable Rate, 10.295%, 7/1/36(1)(2)	$1,449,051
6,010	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	6,214,220
		$7,663,271

See notes to financial statements

9

Eaton Vance High Yield Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Miscellaneous - 1.0%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$3,756,799
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,208,600
		$6,965,399
Insured-Transportation - 4.5%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,322,450
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, (FSA), Variable Rate, 11.158%, 11/1/18(1)(2)	2,111,903
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,324,900
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,190,200
3,735	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	3,834,463
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 9.049%, 1/1/18(1)(4)	3,872,858
3,155	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	3,058,078
3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.895%, 7/1/32(1)(2)	3,431,100
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,993,600
		$32,139,552
Insured-Water and Sewer - 2.1%
$2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), (AMT), Variable Rate, 11.024%, 7/1/38(1)(2)	$2,672,502
4,000	Detroit, MI, Water Supply System, (FGIC), 4.50%, 7/1/29	3,985,360
5,000	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	5,095,800
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29(7)	3,183,900
		$14,937,562
Nursing Home - 2.8%
$2,850	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$2,968,503
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,321,436
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,634,200
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	1,116,060
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,550,350

Principal Amount (000's omitted)	Security	Value
Nursing Home (continued)
$1,170	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$973,206
3,055	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	3,056,741
3,685	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,524,555
		$20,145,051
Other Revenue - 14.7%
$6,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$6,513,120
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	1,103,790
3,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 11.00%, 10/1/20	3,088,590
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	4,700,760
9,000	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	9,905,850
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	6,536,245
45,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,854,800
38,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,294,923
9,250	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/45(7)	9,505,670
5,375	Golden Tobacco Securitization Corp., CA, 5.50%, 6/1/33	6,036,394
2,295	Golden Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,624,241
9,125	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.652%, 6/1/33(1)(4)	11,370,754
3,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 8.178%, 6/1/38(1)(4)	4,167,900
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31	5,338,460
2,037	Pueblo of Santa Ana, NM, 15.00%, 4/1/24	2,076,660
1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 19.305%, 10/1/32(1)(2)	1,814,580
1,900	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	1,983,714
2,392	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,424,464
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	15,771,922
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.754%, 6/1/39(1)(4)(8)	4,807,148
		$103,919,985

See notes to financial statements

10

Eaton Vance High Yield Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care - 7.0%
$7,655	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,880,057
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(9)	2,014,250
1,000	Chester, PA, IDA, (Senior Life-Choice of Kimberton), (AMT), 8.50%, 9/1/25	1,030,670
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,506,150
3,500	Delaware County, PA, (White Horse Village), 7.30%, 7/1/14	3,621,625
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	503,210
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	480,460
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	456,900
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	436,140
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	414,380
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	394,670
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	375,850
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	357,870
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	340,650
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	324,370
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	308,820
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	293,980
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	279,910
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	266,450
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,923,696
3,395	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	3,488,329
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,982,200
5,105	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	5,148,954
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,180,662
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33	4,146,407
		$49,156,660

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 5.2%
$2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$2,298,374
3,355	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,563,916
6,250	Bridgeville, DE, (Heritabe Shores Special Development District), 5.45%, 7/1/35	6,257,313
2,350	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,388,000
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,960,322
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,460,385
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,624,225
2,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,145,620
8,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/41	8,354,160
2,500	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,560,050
		$36,612,365
Transportation - 4.0%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$761,948
920	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	974,556
1,375	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,457,926
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	409,884
5,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 7.42%, 6/15/17(1)(4)	5,577,650
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,895,096
		$28,077,060
Total Tax-Exempt Investments - 102.3% (identified cost $683,313,545)		$723,399,596
Other Assets, Less Liabilities - (2.3)%		$(16,382,978)
Net Assets - 100.0%		$707,016,618

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

See notes to financial statements

11

Eaton Vance High Yield Municipals Fund as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At July 31, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	16.0%
Others, representing less than 10% individually	86.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005, 17.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 6.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $86,371,857 or 12.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(5)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)  Defaulted bond.

(7)  When-issued security.

(8)  Security is subject to a shortfall and forebearance agreement.

(9)  Security is in default and making only partial interest payments.

See notes to financial statements

12

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2005

Assets
Investments, at value (identified cost, $683,313,545)	$723,399,596
Cash	1,958,437
Receivable for investments sold	485,437
Receivable for Fund shares sold	2,711,770
Interest receivable	12,858,392
Receivable for daily variation margin on open financial futures contracts	1,887,187
Total assets	$743,300,819
Liabilities
Payable for when-issued securities	$22,057,485
Payable for investments purchased	10,291,257
Dividends payable	1,770,921
Payable for Fund shares redeemed	1,383,924
Payable to affiliate for distribution and service fees	352,913
Accrued expenses	427,701
Total liabilities	$36,284,201
Net Assets	$707,016,618
Sources of Net Assets
Paid-in capital	$722,727,298
Accumulated net realized loss (computed on the basis of identified cost)	(57,948,212)
Accumulated distributions in excess of net investment income	(963,087)
Net unrealized appreciation (computed on the basis of identified cost)	43,200,619
Total	$707,016,618
Class A Shares
Net Assets	$414,798,624
Shares Outstanding	40,323,594
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.29
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.29)	$10.80
Class B Shares
Net Assets	$155,311,985
Shares Outstanding	15,146,441
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.25
Class C Shares
Net Assets	$136,906,009
Shares Outstanding	14,381,330
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.52
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
July 31, 2005

Investment Income
Interest	$21,086,720
Total investment income	$21,086,720
Expenses
Investment adviser fee	$1,851,391
Trustees' fees and expenses	11,874
Distribution and service fees Class A	472,500
Class B	791,556
Class C	582,217
Transfer and dividend disbursing agent fees	115,047
Custodian fee	127,722
Registration fees	82,719
Legal and accounting services	61,501
Printing and postage	29,290
Miscellaneous	34,285
Total expenses	$4,160,102
Deduct - Reduction of custodian fee	$26,141
Total expense reductions	$26,141
Net expenses	$4,133,961
Net investment income	$16,952,759
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$602,649
Financial futures contracts	(10,528,817)
Swap contracts	(1,241,000)
Net realized loss	$(11,167,168)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$14,597,319
Financial futures contracts	8,399,211
Swap contracts	1,214,868
Net change in unrealized appreciation (depreciation)	$24,211,398
Net realized and unrealized gain	$13,044,230
Net increase in net assets from operations	$29,996,989

See notes to financial statements

13

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
From operations - Net investment income	$16,952,759	$33,259,713
Net realized loss from investment transactions and financial futures contracts	(11,167,168)	(18,210,678)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, and swaps contracts	24,211,398	11,582,927
Net increase in net assets from operations	$29,996,989	$26,631,962
Distributions to shareholders - From net investment income Class A	$(10,574,660)	$(19,109,194)
Class B	(3,849,197)	(9,797,563)
Class C	(2,813,481)	(5,030,510)
Total distributions to shareholders	$(17,237,338)	$(33,937,267)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$78,607,327	$147,156,991
Class B	8,355,268	30,010,850
Class C	38,175,634	50,555,874
Net asset value of shares issued to shareholders in payment of distributions declared Class A	4,234,494	6,570,379
Class B	1,408,466	3,603,775
Class C	1,078,482	1,924,218
Cost of shares redeemed Class A	(39,154,704)	(76,023,685)
Class B	(14,376,535)	(35,195,688)
Class C	(8,607,632)	(26,393,719)
Net asset value of shares exchanged Class A	8,807,840	42,053,562
Class B	(8,807,840)	(42,053,562)
Net increase in net assets from Fund share transactions	$69,720,800	$102,208,995
Net increase in net assets	$82,480,451	$94,903,690

Net Assets	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
At beginning of period	$624,536,167	$529,632,477
At end of period	$707,016,618	$624,536,167
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(963,087)	$(678,508)

See notes to financial statements

14

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.090		$10.230	$9.730	$9.660	$9.800	$9.790
Income (loss) from operations
Net investment income	$0.277		$0.614	$0.668	$0.682	$0.627	$0.640
Net realized and unrealized gain (loss)	0.205		(0.125)	0.486	0.031	(0.128)	0.015
Total income from operations	$0.482		$0.489	$1.154	$0.713	$0.499	$0.655
Less distributions
From net investment income	$(0.282)		$(0.629)	$(0.654)	$(0.643)	$(0.639)	$(0.645)
Total distributions	$(0.282)		$(0.629)	$(0.654)	$(0.643)	$(0.639)	$(0.645)
Net asset value - End of period	$10.290		$10.090	$10.230	$9.730	$9.660	$9.800
Total Return(3)	4.85%		5.05%	12.25%	7.59%	5.18%	6.89%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$414,799		$354,881	$238,169	$147,004	$134,950	$117,525
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.96	%(6)	0.99%	1.02%	1.05%	1.07%	1.08%
Expenses after custodian fee reduction(4)	0.95	%(6)	0.98%	1.02%	1.05%	1.07%	1.08%
Net investment income	5.51	%(6)	6.17%	6.70%	7.01%	6.37%	6.52%
Portfolio Turnover of the Portfolio(5)	-		42%	40%	15%	24%	30%
Portfolio Turnover of the Fund	15%		10%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

See notes to financial statements

15

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.060		$10.200		$9.700	$9.640	$9.770	$9.750
Income (loss) from operations
Net investment income	$0.240		$0.542		$0.600	$0.606	$0.545	$0.559
Net realized and unrealized gain (loss)	0.193		(0.129)		0.479	0.022	(0.120)	0.016
Total income from operations	$0.433		$0.413		$1.079	$0.628	$0.425	$0.575
Less distributions
From net investment income	$(0.243)		$(0.553)		$(0.579)	$(0.568)	$(0.555)	$(0.555)
Total distributions	$(0.243)		$(0.553)		$(0.579)	$(0.568)	$(0.555)	$(0.555)
Net asset value - End of period	$10.250		$10.060		$10.200	$9.700	$9.640	$9.770
Total Return(3)	4.37%		4.52	%(6)	11.44%	6.66%	4.38%	6.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$155,312		$165,787		$212,391	$188,959	$187,232	$191,418
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.71	%(7)	1.74%		1.77%	1.80%	1.82%	1.87%
Expenses after custodian fee reduction(4)	1.70	%(7)	1.73%		1.77%	1.80%	1.82%	1.87%
Net investment income	4.78	%(7)	5.46%		6.04%	6.25%	5.56%	5.72%
Portfolio Turnover of the Portfolio(5)	-		42%		40%	15%	24%	30%
Portfolio Turnover of the Fund	15%		10%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Total return reflects an increase of 0.18% due to a change in timing of payment and reinvestment of distributions.

(7)  Annualized.

See notes to financial statements

16

Eaton Vance High Yield Municipals Fund as of July 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended July 31, 2005		Year Ended January 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.340		$9.470		$9.000	$8.950	$9.060	$9.030
Income (loss) from operations
Net investment income	$0.221		$0.498		$0.543	$0.561	$0.511	$0.516
Net realized and unrealized gain (loss)	0.185		(0.115)		0.465	0.017	(0.112)	0.019
Total income from operations	$0.406		$0.383		$1.008	$0.578	$0.399	$0.535
Less distributions
From net investment income	$(0.226)		$(0.513)		$(0.538)	$(0.528)	$(0.509)	$(0.505)
Total distributions	$(0.226)		$(0.513)		$(0.538)	$(0.528)	$(0.509)	$(0.505)
Net asset value - End of period	$9.520		$9.340		$9.470	$9.000	$8.950	$9.060
Total Return(3)	4.40%		4.40	%(6)	11.53%	6.61%	4.43%	6.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$136,906		$103,868		$79,072	$35,646	$23,470	$17,285
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.71	%(7)	1.74%		1.77%	1.80%	1.82%	1.89%
Expenses after custodian fee reduction(4)	1.70	%(7)	1.73%		1.77%	1.80%	1.82%	1.89%
Net investment income	4.74	%(7)	5.41%		5.88%	6.22%	5.62%	5.70%
Portfolio Turnover of the Portfolio(5)	-		42%		40%	15%	24%	30%
Portfolio Turnover of the Fund	15%		10%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the fund was making investments directly into the portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  Total return reflects an increase of 0.10% due to a change in timing of payment and reinvestment of distributions.

(7)  Annualized.

See notes to financial statements

17

Eaton Vance High Yield Municipals Fund as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

On September 10, 2004, the Fund received its pro rata share of cash and securities from the High Yield Municipals Portfolio (the Portfolio) in a complete liquidation of its interest in the Portfolio. Subsequent to September 10, 2004, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $46,220,511, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2013 ($23,032,311), January 31, 2012 ($707,905), January 31, 2011 ($12,893,267), January 31, 2010 ($628,329), January 31, 2009 ($4,844,026), January 31, 2008 ($2,693,858), and January 31, 2006 ($1,420,815). Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Additionally, at January 31, 2005, the Fund had net capital losses of $6,370,032 attributable to security transactions incurred after October 31, 2004. These are treated as arising on the first day of the Fund's taxable year ended January 31, 2006.

E  Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to

18

Eaton Vance High Yield Municipals Fund as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Interest Rate Swaps - The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

G  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

H  When-issued and Delayed Delivery Transactions - The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of securities sold.

M Interim Financial Statements - The interim financial statements relating to July 31, 2005, and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in

19

Eaton Vance High Yield Municipals Fund as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	7,743,620	14,691,208
Issued to shareholders electing to receive payments of distributions in Fund shares	416,965	660,372
Redemptions	(3,860,242)	(7,642,191)
Exchange from Class B shares	868,329	4,170,262
Net increase	5,168,672	11,879,651
Class B	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	826,521	3,018,638
Issued to shareholders electing to receive payments of distributions in Fund shares	139,238	362,159
Redemptions	(1,424,165)	(3,543,506)
Exchange to Class A shares	(870,380)	(4,184,249)
Net decrease	(1,328,786)	(4,346,958)
Class C	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Sales	4,065,687	5,431,928
Issued to shareholders electing to receive payments of distributions in Fund shares	114,736	208,617
Redemptions	(917,369)	(2,872,362)
Net increase	3,263,054	2,768,183

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six month period ending July 31, 2005, the Fund's advisory fee amounted to $1,851,391, representing 0.57% (annualized) of the Fund's average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended July 31, 2005, EVM earned $19,244 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $73,004 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2005.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any

20

Eaton Vance High Yield Municipals Fund as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $593,592 and $436,738 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares. At July 31, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $18,467,000 and $11,411,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2005 amounted to $472,500, $197,964, and $145,479 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $172,000 and $13,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 2005.

7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $190,026,803 and $95,951,065, respectively, for the six months ended July 31, 2005.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$682,366,444
Gross unrealized appreciation	$55,971,767
Gross unrealized depreciation	(14,938,615)
Net unrealized appreciation	$41,033,152

9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2005.

10 Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts

21

Eaton Vance High Yield Municipals Fund as of July 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2005 is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/05	1,830 U.S. Treasury Bond	Short	$(214,136,443)	$(211,021,875)	$3,114,568

At July 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11 Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	59,101,539	618,816
James B. Hawkes	59,115,728	604,627
Samuel L. Hayes, III	59,099,965	620,390
William H. Park	59,122,919	597,436
Ronald A. Pearlman	59,118,183	602,173
Norton H. Reamer	59,092,150	628,205
Lynn A. Stout	59,106,592	613,763
Ralph F. Verni	59,108,164	612,192

Results are rounded to the nearest whole number.

22

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance High Yield Municipals Fund (the "Fund") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee noted the performance of the Fund in 2004 and concluded that the Fund has performed within a

23

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance High Yield Municipals Fund

INVESTMENT MANAGEMENT

Officers
Thomas J. Fetter
President
William H. Ahern, Jr.
Vice President
Craig Brandon
Vice President
Cynthia J. Clemson
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Yield Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

416-9/05  HYSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer

Date:	September 16, 2005

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President

Date:	September 16, 2005